INVESTMENTS IN UNCONSOLIDATED ENTITIES 5 (Details) (Debt Instrument, Other Sempra Natural Gas [Member], Other Long-term Debt [Member])	Dec. 31, 2014
Debt Instrument, Other Sempra Natural Gas [Member] | Other Long-term Debt [Member]
Schedule Of Equity Method And Other Investments [Line Items]
Debt Instrument, Interest Rate At Period End	3.19%